Columbia Small Cap Value and Inflection Fund
First Quarter Report
May 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Small Cap Value and Inflection Fund, May 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 2.1%
Entertainment 1.4%
Lionsgate Studios Corp.(a)	827,140	11,869,459
Media 0.7%
Magnite, Inc.(a)	459,390	6,583,059
Total Communication Services		18,452,518
Consumer Discretionary 11.2%
Automobile Components 0.8%
Patrick Industries, Inc.	71,618	6,482,861
Distributors 0.4%
Gold.com, Inc.	85,130	3,601,850
Diversified Consumer Services 1.2%
Laureate Education, Inc., Class A(a)	331,922	10,618,185
Household Durables 1.5%
Taylor Morrison Home Corp., Class A(a)	213,828	12,508,938
Leisure Products 1.8%
Polaris, Inc.	218,620	15,428,014
Specialty Retail 2.6%
National Vision Holdings, Inc.(a)	289,060	4,841,755
Urban Outfitters, Inc.(a)	90,060	6,542,859
Victoria’s Secret & Co.(a)	208,370	11,460,350
Total		22,844,964
Textiles, Apparel & Luxury Goods 2.9%
Carter’s, Inc.	111,150	4,289,278
Crocs, Inc.(a)	87,840	10,423,973
Kontoor Brands, Inc.	146,375	10,505,334
Total		25,218,585
Total Consumer Discretionary		96,703,397
Consumer Staples 3.4%
Food Products 1.2%
Darling Ingredients, Inc.(a)	98,690	5,832,579
Fresh Del Monte Produce, Inc.	138,294	4,444,769
Total		10,277,348
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 2.2%
Central Garden & Pet Co., Class A(a)	225,859	7,708,568
Reynolds Consumer Products, Inc.	539,171	11,683,835
Total		19,392,403
Total Consumer Staples		29,669,751
Energy 7.6%
Energy Equipment & Services 2.7%
Kodiak Gas Services, Inc.	133,638	8,933,701
Precision Drilling Corp.(a)	40,510	3,621,594
Solaris Energy Infrastructure, Inc., Class A	154,480	10,742,539
Total		23,297,834
Oil, Gas & Consumable Fuels 4.9%
California Resources Corp.	181,990	10,790,187
Gulfport Energy Corp.(a)	50,954	8,590,335
Navigator Holdings Ltd.	250,362	5,432,855
PBF Energy, Inc., Class A	198,740	8,088,718
Teekay Tankers Ltd., Class A	137,900	9,701,265
Total		42,603,360
Total Energy		65,901,194
Financials 17.9%
Banks 8.0%
Banc of California, Inc.	568,400	10,924,648
Bank of NT Butterfield & Son Ltd. (The)	172,922	9,763,176
BankUnited, Inc.	319,378	14,815,945
Fulton Financial Corp.	649,913	14,096,613
Origin Bancorp, Inc.	107,230	5,110,582
Texas Capital Bancshares, Inc.(a)	145,155	14,441,471
Total		69,152,435
Capital Markets 1.8%
StoneX Group, Inc.(a)	137,637	15,601,154
Consumer Finance 0.7%
FirstCash Holdings, Inc.	28,220	6,205,860

Columbia Small Cap Value and Inflection Fund  | 2026

Portfolio of Investments  (continued)
Columbia Small Cap Value and Inflection Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 3.7%
Banco Latinoamericano de Comercio Exterior SA, Class E	136,830	7,640,587
Essent Group Ltd.	230,673	13,353,660
NMI Holdings, Inc., Class A(a)	310,368	11,142,212
Total		32,136,459
Insurance 2.9%
Hamilton Insurance Group Ltd., Class B	356,980	10,570,178
Horace Mann Educators Corp.	169,110	7,733,400
Neptune Insurance Holdings, Inc., Class A(a)	254,070	7,131,745
Total		25,435,323
Mortgage Real Estate Investment Trusts (REITs) 0.8%
Dynex Capital, Inc.	539,190	7,057,997
Total Financials		155,589,228
Health Care 9.0%
Health Care Equipment & Supplies 3.3%
CONMED Corp.	132,330	4,724,181
ICU Medical, Inc.(a)	82,650	11,189,983
Neogen Corp.(a)	638,050	5,723,309
Omnicell, Inc.(a)	154,160	6,804,622
Total		28,442,095
Health Care Providers & Services 3.6%
AdaptHealth Corp.(a)	504,490	5,110,484
Ardent Health, Inc.(a)	453,580	4,186,543
Aveanna Healthcare Holdings, Inc.(a)	656,350	4,706,030
PACS Group, Inc.(a)	288,370	10,568,760
Pediatrix Medical Group, Inc.(a)	303,946	6,546,997
Total		31,118,814
Pharmaceuticals 2.1%
Amneal Pharmaceuticals, Inc.(a)	982,118	12,934,494
ANI Pharmaceuticals, Inc.(a)	69,990	5,494,915
Total		18,429,409
Total Health Care		77,990,318
Industrials 15.6%
Air Freight & Logistics 0.9%
HUB Group, Inc., Class A	194,510	8,079,945
Building Products 0.7%
UFP Industries, Inc.	77,530	6,279,930
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 2.9%
Healthcare Services Group, Inc.(a)	243,166	5,009,219
HNI Corp.	220,873	6,889,029
OPENLANE, Inc.(a)	348,380	13,273,278
Total		25,171,526
Electrical Equipment 1.4%
Shoals Technologies Group, Inc., Class A(a)	533,310	6,639,710
Sunrun, Inc.(a)	308,210	5,153,271
Total		11,792,981
Ground Transportation 1.2%
ArcBest Corp.	78,313	10,704,604
Machinery 3.5%
Astec Industries, Inc.	109,553	5,517,089
Helios Technologies, Inc.	74,220	6,166,940
Terex Corp.	152,801	8,889,962
Worthington Enterprises, Inc.	171,727	9,748,942
Total		30,322,933
Professional Services 0.9%
First Advantage Corp.(a)	492,590	7,881,440
Trading Companies & Distributors 4.1%
DNOW, Inc.(a)	588,242	7,523,615
Herc Holdings, Inc.	83,100	11,052,300
McGrath Rentcorp	66,207	7,215,901
Rush Enterprises, Inc., Class A	140,088	9,712,301
Total		35,504,117
Total Industrials		135,737,476
Information Technology 10.0%
Communications Equipment 2.4%
Digi International, Inc.(a)	128,690	8,596,492
Netscout Systems, Inc.(a)	284,803	11,853,501
Total		20,449,993
Columbia Small Cap Value and Inflection Fund  | 2026

Portfolio of Investments  (continued)
Columbia Small Cap Value and Inflection Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 3.7%
Benchmark Electronics, Inc.	124,150	10,485,709
CTS Corp.	88,279	5,668,395
Insight Enterprises, Inc.(a)	59,046	6,281,314
Littelfuse, Inc.	9,082	4,240,113
Vishay Precision Group, Inc.(a)	45,477	5,698,723
Total		32,374,254
Semiconductors & Semiconductor Equipment 2.8%
Diodes, Inc.(a)	95,090	10,014,879
Synaptics, Inc.(a)	100,991	13,864,044
Total		23,878,923
Software 1.1%
Teradata Corp.(a)	287,465	9,788,183
Total Information Technology		86,491,353
Materials 8.1%
Chemicals 5.0%
Avient Corp.	218,830	7,750,959
Cabot Corp.	158,367	13,858,696
Chemours Co. (The)	274,870	6,091,119
Ecovyst, Inc.(a)	400,650	5,284,573
Minerals Technologies, Inc.	93,340	7,189,047
Stepan Co.	72,110	3,811,014
Total		43,985,408
Metals & Mining 3.1%
Commercial Metals Co.	200,480	15,246,504
Ryerson Holding Corp.	173,011	4,948,114
Torex Gold Resources, Inc.	140,560	6,445,583
Total		26,640,201
Total Materials		70,625,609
Real Estate 12.5%
Diversified REITs 2.3%
Broadstone Net Lease, Inc.	618,197	12,506,125
Global Net Lease, Inc.	815,140	7,637,862
Total		20,143,987
Hotel & Resort REITs 1.5%
DiamondRock Hospitality Co.	681,300	7,487,487
Xenia Hotels & Resorts, Inc.	338,854	5,885,894
Total		13,373,381
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial REITs 0.8%
Lineage, Inc.	154,210	6,848,466
Office REITs 2.1%
COPT Defense Properties	245,720	7,877,783
Cousins Properties, Inc.	396,760	10,637,136
Total		18,514,919
Real Estate Management & Development 2.3%
Cushman & Wakefield Ltd.(a)	827,694	10,296,514
Newmark Group, Inc., Class A	713,922	9,973,490
Total		20,270,004
Retail REITs 2.1%
Phillips Edison & Co., Inc.	443,440	17,804,116
Specialized REITs 1.4%
Rayonier, Inc.	567,217	11,849,163
Total Real Estate		108,804,036
Utilities 2.0%
Electric Utilities 1.3%
Portland General Electric Co.	224,351	11,244,472
Gas Utilities 0.7%
National Fuel Gas Co.	74,110	5,724,998
Total Utilities		16,969,470
Total Common Stocks (Cost $700,660,176)		862,934,350

Exchange-Traded Equity Funds 0.5%
	Shares	Value ($)
U.S. Small Cap 0.5%
iShares Russell 2000 Value ETF	20,390	4,360,809
Total Exchange-Traded Equity Funds (Cost $4,267,615)		4,360,809

Money Market Funds 1.1%

Columbia Short-Term Cash Fund, 3.741%(b),(c)	9,831,270	9,827,337
Total Money Market Funds (Cost $9,827,328)		9,827,337
Total Investments in Securities (Cost: $714,755,119)		877,122,496
Other Assets & Liabilities, Net		(8,461,930)
Net Assets		868,660,566

Columbia Small Cap Value and Inflection Fund  | 2026

Portfolio of Investments  (continued)
Columbia Small Cap Value and Inflection Fund, May 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	333,970	66,844,716	(57,351,321)	(28)	9,827,337	(164)	52,701	9,831,270
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Small Cap Value and Inflection Fund  | 2026

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1QT230_(07/26)